Stockholders' Equity (Deficit) - Additional Information (Detail)			12 Months Ended
	Nov. 30, 2021 shares	Nov. 03, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized	51,000,000,000
Common stock, shares, outstanding				1,123,977,430
Preferred stock shares authorized			1,000,000,000	1,000,000,000
Preferred stock, par value | $ / shares			$ 0.00001	$ 0.00001
Exchange ratio			2.1708
Consummation Of The Merger [Member]
Class of Stock [Line Items]
Number of shares cancelled during period		458,202,021
Exchange ratio		2.1708
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000,000
Common stock, par or stated value per share | $ / shares			$ 0.00001	$ 0.00001
Common stock, shares, issued			278,810,627	641,721,837
Common stock, shares, outstanding			278,810,627	641,721,837
Common stock shares voting rights	one
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	1,000,000,000
Common stock, par or stated value per share | $ / shares			$ 0.00001
Common stock, shares, issued			0	481,107,977
Common stock, shares, outstanding			0	481,107,977
Common stock shares voting rights	ten
Aurora Class A Common Stock [Member] | Consummation Of The Merger [Member]
Class of Stock [Line Items]
Common stock, par or stated value per share | $ / shares		$ 0.00001
Number of shares reissued during period		513,575,278
Aurora Class B Common Stock [Member] | Consummation Of The Merger [Member]
Class of Stock [Line Items]
Common stock, par or stated value per share | $ / shares		$ 0.00001
Number of shares reissued during period		481,107,977